INVESTMENT MANAGER
     Legg Mason Fund Adviser, Inc.
     Baltimore, MD
BOARD OF TRUSTEES
     John F. Curley, Jr., Chairman
     Edmund J. Cashman, Jr.
     Richard G. Gilmore
     Charles F. Haugh
     Arnold L. Lehman
     Dr. Jill E. McGovern
     T. A. Rodgers
     Edward A. Taber, III
TRANSFER AND SHAREHOLDER SERVICING AGENT
     Boston Financial Data Services
     Boston, MA
CUSTODIAN
     State Street Bank & Trust Company
     Boston, MA
COUNSEL
     Kirkpatrick & Lockhart
     Washington, D.C.
INDEPENDENT ACCOUNTANTS
     Coopers & Lybrand L.L.P.
     Baltimore, MD
THIS REPORT IS NOT TO BE DISTRIBUTED UNLESS PRECEDED OR ACCOMPANIED BY A PROSPECTUS.
                      LEGG MASON WOOD WALKER, INCORPORATED
                            111 South Calvert Street
                    P.O. Box 1476, Baltimore, MD 21203-1476
                         410 (Bullet) 539 (Bullet) 0000
(Recycled Logo)    PRINTED ON RECYCLED PAPER
LMF-034
                             REPORT TO SHAREHOLDERS
                            FOR THE SIX MONTHS ENDED
                               SEPTEMBER 30, 1995

                                      THE
                                   LEGG MASON
                                  PENNSYLVANIA
                                    TAX-FREE
                                  INCOME TRUST
                           PUTTING YOUR FUTURE FIRST
                               (Legg Mason Logo)

    TO OUR SHAREHOLDERS,
        On September 30, 1995, the Legg Mason Pennsylvania Tax-Free Income Trust had a 30-day annualized SEC yield of 4.84%, an average weighted maturity of 16.5 years and net assets per share of $16.28.
        The Trust seeks a high level of current income exempt from federal and Pennsylvania state income taxes, consistent with prudent investment risk and preservation of capital. It purchases only securities which have received investment grade ratings from Moody's Investors Service or Standard & Poor's Corporation or which are judged by the Trust's investment advisor to be of comparable quality. Moody's ratings of securities we currently own are:

    Aaa                               67.4%
    Aa                                13.2%
    A                                 13.1%
    Short-term securities              6.3%

        During the six months ended September 30, the value of the Trust's portfolio holdings rose as interest rates on tax-exempt securities declined modestly. This increase in portfolio value, plus dividends paid from interest earnings, produced a total return for shareholders of 4.38% (not annualized) in the six-month period. Total return measures investment performance in terms of appreciation or depreciation in net asset value per share plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid, and does not reflect the effect of the Trust's 2.75% maximum initial sales charge.
        Normally, the average weighted maturity of the Trust will be kept within a range of 12-24 years. Because of the portfolio's relatively long average weighted maturity, the Trust offers higher yields than short-term and intermediate-term tax free bond funds. However, shareholders should keep in mind that for the same reason, the Trust's net asset value per share typically will decline more when interest rates rise and gain more when interest rates fall than the net asset values per share of tax free bond funds with short-term and intermediate-term average weighted maturities.
        Some shareholders regularly add to their Trust holdings by authorizing automatic, monthly transfers from their bank checking accounts or Legg Mason money market funds. Your Investment Executive will be happy to help you make these arrangements if you would like to purchase shares in this convenient way.
                                          Sincerely,
                                          (Signature of John F Curley)
                                          John F. Curley, Jr.
                                          Chairman
      November 10, 1995

     STATEMENT OF NET ASSETS
     LEGG MASON TAX-FREE INCOME FUND
     PENNSYLVANIA TAX-FREE INCOME TRUST
     SEPTEMBER 30, 1995
     (AMOUNTS IN THOUSANDS)  (UNAUDITED)

      Principal
      Amount                                             Value

MUNICIPAL BONDS -- 92.6%
                  Allegheny County, Airport Revenue
                  1992-B AMT (FSA insured)
       $ 1,000    6.625%    1/1/22                       $1,036
                  1992-D AMT (FGIC insured)
         1,500    7.75%     1/1/19                        1,610
                  Allegheny County, Baldwin-Whitehall
                  School District, GO Series 1992-A
                  (FGIC insured)
         1,000    6.60%     8/15/10                       1,115
                  Allegheny County, GO Series C-38
                  (AMBAC insured)
                  6.50%     9/1/10
           750    (Pre-refunded 9/1/01(A))                  825
                  Allegheny County Hospital
                  Development Authority, Children's
                  Hospital (MBIA insured)
         1,000    6.875%    7/1/14                        1,076
                  Allegheny County Hospital
                  Development Authority,
                  Presbyterian University Health
                  System, Inc. Project Series 1992-B
                  (MBIA insured)
         3,000    6.00%     11/1/23                       2,976
                  Allegheny County, North Allegheny
                  School District Refunding Revenue
                  Series A (AMBAC insured)
         1,095    6.35%     11/1/12                       1,141
                  Allegheny County, West Jefferson
                  Hills School District, GO
                  (FGIC insured)
                  7.10%     2/1/11
         1,000    (Pre-refunded 2/1/01(A))                1,119
                  Beaver County, IDA PCR Ohio Edison
                  Company (FGIC insured)
         1,000    7.00%     6/1/21                        1,100
                  Berks County, GO (FGIC insured)
           500    5.85%     11/15/01                        533
                  Bethlehem Authority Water Revenue
                  Series 1992 (MBIA insured)
                  6.25%     11/15/11
         1,000    (Pre-refunded 11/15/01(A))              1,090
                  Bucks County, Council Rock School
                  District, GO (FGIC insured)
           250    6.75%     3/1/11                          269

      Principal
      Amount                                             Value
                  Bucks County, Council Water and
                  Sewer Collection Sewer System
                  (FGIC insured)
        $1,000    5.375%    12/1/13                       $ 948
                  Butler County, Seneca Valley School
                  District, GO Series 1991-B
                  (MBIA insured)
           500    6.50%     1/1/03                          529
                  Chester County, GO
                  7.00%     12/15/11
           600    (Pre-refunded 8/1/01(A))                  673
                  City of Philadelphia, Water and
                  Wastewater Revenue Bond, Series
                  1995
                  (MBIA insured)
         1,000    5.60%     8/1/18                          965
                  Commonwealth of Pennsylvania, GO
                  First Series
         1,000    6.125%    9/15/03                       1,083
                  Second Series
         1,000    6.50%     11/1/09                       1,063
                  Dauphin County Hospital Authority,
                  Polyclinic Medical Center
                  (MBIA insured)
                  6.90%     8/15/11
           500    (Pre-refunded 8/15/99(A))                 545
                  Delaware County, GO
         1,000    6.00%     11/15/22                        995
                  Delaware County Authority,
                  University Revenue, Villanova
                  University (MBIA insured)
           500    6.85%     8/1/11                          542
                  Erie County, GO Series 1991-B
                  (FGIC insured)
                  6.25%     9/1/11
           500    (Pre-refunded 9/1/01(A))                  544
                  Erie County Prison Authority,
                  Commonwealth Lease Revenue
                  (MBIA insured)
                  6.25%     11/1/11
           500    (Pre-refunded 11/1/01(A))                 545
                  6.625%    11/1/14
         1,000    (Pre-refunded 11/1/01(A))               1,109
                  Hospitals and Higher Education
                    Facilities Authority of
                    Philadelphia Hospital Revenue
                    Refunding Bonds, Children's
                    Hospital Project, Series A 1993
         1,000    5.00%     2/15/21                         851

      Principal
      Amount                                             Value

MUNICIPAL BONDS -- Continued
                  Montgomery County Higher
                  Education and Health Authority,
                  Saint Joseph's University Revenue
                  Series 1992 (Connie Lee insured)
       $   500    6.25%     12/15/04                      $ 544
                  Montgomery County, IDA PCR
                  Philadelphia Electric Company
                  Series 1991-B (MBIA insured)
         1,500    6.70%     12/1/21                       1,604
                  Montgomery County, Upper
                  Gwynedd-Towamencin
                  Guaranteed Sewer Revenue
                  (MBIA insured)
           250    6.75%     10/15/06                        267
                  Montgomery County, GO Refunding
                  Series 1991
         1,000    6.10%     7/15/00                       1,058
                  Montgomery Township Municipal
                  Sewer Authority Guaranteed
                  Sewer Revenue Series 1991-A
                  (MBIA insured)
           250    6.70%     5/15/21                         267
                  Pennsylvania Higher Educational
                  Facilities Authority, Allegheny
                  General Hospital Series 1991-A
           500    7.25%     9/1/17                          534
                  Pennsylvania Higher Educational
                  Facilities Authority, State System of
                  Higher Education Revenue
                  Series E (MBIA insured)
                  6.80%     6/15/04
         1,000    (Pre-refunded 6/15/01(A))                 1,112
                  Pennsylvania Higher Education
                  Facilities Authority, Temple
                  University Revenue (MBIA insured)
           250    6.50%     4/1/21                          261
                  Pennsylvania Higher Educational
                  Facilities Authority, University
                  Revenue, University of
                  Pennsylvania Series 1987-A
         1,000    6.625%    1/1/17                        1,022
                  Pennsylvania Higher Education
                  Assistance Agency, Student Loan
                  Revenue Series 1991-C AMT
                  (AMBAC insured)
         1,000    7.15%     9/1/21                        1,067

      Principal
      Amount                                             Value

                  Pennsylvania Housing Finance
                  Agency, Rental Housing Refunding
                  Revenue
                  Series 1992-C
       $   750    6.50%     7/1/23                        $ 768
                  Series 1993
         1,000    5.80%     7/1/22                          957
                  Pennsylvania Housing Finance
                  Agency, Single Family Mortgage
                  Non-AMT
                  Series 1991-32
           500    7.15%     4/1/15                          536
                  Series 1992-33
           500    6.90%     4/1/17                          526
                  Pennsylvania IDA Economic
                  Development Revenue
                  Series 1991-A
                  7.00%     1/1/11
         1,000    (Pre-refunded 1/1/01(A))                1,133
                  Series 1994-A (AMBAC insured)
         1,250    5.50%     1/1/14                        1,207
                  Pennsylvania Infrastructure
                  Investment Authority Revenue
                  Series 1990-A
           500    7.15%     9/1/10                          538
                  Pennsylvania Intergovernmental
                  Co-op Authority (MBIA insured)
         1,000    5.60%     6/15/15                         962
         2,000    5.60%     6/15/16                       1,947
                  Pennsylvania State University
                  6.75%     7/1/14
         2,000    (Pre-refunded 7/1/99(A))                2,196
         1,000    5.50%     8/15/16                         951
         1,500    5.10%     3/1/18                        1,342
                  Pennsylvania Turnpike Commission
                  Revenue
                  Series I (FGIC insured)
                  7.20%     12/1/17
           500    (Pre-refunded 12/1/01(A))
                  Series L (AMBAC insured)                  578
           750    6.25%     6/1/11                          778
                  Series N
         1,000    5.50%     12/1/17                         938
                  Series N (FGIC insured)
         1,000    5.50%     12/1/19                         935

     LEGG MASON TAX-FREE INCOME FUND
     PENNSYLVANIA TAX-FREE INCOME TRUST
     (AMOUNTS IN THOUSANDS)

      Principal
      Amount                                             Value
MUNICIPAL BONDS -- Continued

                  Philadelphia Gas Works Series B
                  (MBIA insured)
       $   500    7.00%     5/15/20                       $ 596
                  Philadelphia Municipal Authority,
                  Justice Lease Revenue Series
                  1991-B (FGIC insured)
                  7.00%     11/15/04
           500    (Pre-refunded 11/15/01(A))                572
                  7.10%     11/15/05
           500    (Pre-refunded 11/15/0(A))                 574
                  Philadelphia Municipal Authority,
                  Lease Revenue Series 1993-A
                  (FGIC insured)
         1,000    5.625%    11/15/14                        971
                  Sayre, PA Healthcare Revenue
                  Volunteer Hospital Authority,
                  Guthrie Healthcare System
                  (AMBAC insured)
           500    7.20%     12/1/20                         562
                  Schuylkill County Redevelopment
                  Authority, Commonwealth Lease
                  Revenue (FGIC insured)
           750    7.125%    6/1/13                          836
                  Somerset County General Authority,
                  Commonwealth Lease Revenue
                  (FGIC insured)
                  6.25%     10/15/11
           500    (Pre-refunded 10/15/01(A))                544
                  7.00%     10/15/13
           500    (Pre-refunded 10/15/01(A))                564
                  Swarthmore Borough Authority,
                  Swarthmore College Revenue
                  Series 1992
         1,000    6.00%     9/15/12                       1,021
         2,000    6.00%     9/15/20                       2,008
                  University of Pittsburgh Series
                  1992-A
                  (MBIA insured)
         1,000    6.125%    6/1/21                        1,010
                  Washington County Hospital
                  Authority, Hospital Refunding
                  Revenue, Shadyside Hospital
                  Project Series 1992
                  (AMBAC insured)
         1,000    5.875%    12/15/13                      1,006
         1,000    6.00%     12/15/18                        996

      Principal
      Amount                                             Value

                  Washington County, Trinity Area
                  School District (FGIC insured)
                  6.625%    11/1/11
       $   500    (Pre-refunded 11/1/01(A))             $   556
                  Westmoreland County
                  (AMBAC insured)
         2,000    0%(B)       8/1/13                        699
         1,000    0%(B)       8/1/14                        327
                  Total Municipal Bonds
                  (Identified Cost -- $57,965)           61,152

SHORT-TERM INVESTMENTS -- 6.2%
                  Variable Rate Demand
                  Obligations -- 6.0%
                  Allegheny County, Hospital
                  Development Revenue
                  (Presbyterian Hospital)
                  Series A
           500    4.40%(C)     10/5/95                      500
                  Series B
         1,000    4.40%(C)     10/5/95                    1,000
                  Series B1
            95    4.40%(C)     10/5/95                       95
                  Series C
         2,400    4.40%(C)     10/5/95                    2,400
                                                          3,995
                  Repurchase Agreement -- 0.2%
                  State Street Bank & Trust Company
                  2.50% dated 9/29/95, to be
                  repurchased at $130 on 10/2/95
                  (Collateral: $90 U.S. Treasury Bonds,
           130    12.00% due 8/15/13, value $134)           130
                  Total Short-term Investments
                  (Identified Cost -- $4,125)             4,125

                  Total Investments -- 98.8%
                   (Identified Cost -- $62,090)          65,277
                  Other Assets Less Liabilities -- 1.2%     761
                  NET ASSETS -- 100.0%                  $66,038

4


Net Assets Consisting of:
Accumulated paid-in capital
  applicable to 4,056 shares
  outstanding                        $62,587
Accumulated net realized gain
  on investments                         264
Unrealized appreciation of
  investments                          3,187
NET ASSETS -- 100.0%                            $66,038
NET ASSET VALUE AND REDEMPTION
  PRICE PER SHARE                                $16.28
MAXIMUM OFFERING PRICE PER SHARE
  (net asset value plus sales
  charge of 2.75% of offering
  price)                                         $16.74

                                     % of       Market
                                  Net Assets     Value
                                                 (000)

SECTOR DIVERSIFICATION

Pre-refunded Bonds                    21.6%     $14,279
Educational Revenue                   12.4        8,158
Hospital Revenue                      12.1        8,001
Transportation Revenue                 8.0        5,296
Utility Revenue                        5.8        3,832
General Obligation -- Local            5.5        3,621
General Obligation -- School           4.6        3,053
  District
Water and Sewer Revenue                4.5        2,991
Other Special Taxes                    4.4        2,909
Housing Revenue                        4.2        2,785
General Obligation -- State            3.3        2,146
Lease Revenue                          2.8        1,808
Small Business Administration          1.8        1,206
  Revenue
Student Loan Revenue                   1.6        1,067
Short-term Investments                 6.2        4,125
Other Assets Less Liabilities          1.2          761
                                     100.0%     $66,038


INVESTMENT ABBREVIATIONS

      AMBAC        AMBAC Indemnity Corporation
      AMT          Alternative Minimum Tax
      Connie Lee   Connie Lee Insurance Company
      FGIC         Financial Guaranty Insurance Company
      FSA          Financial Security Assurance
      GO           General Obligation
      IDA          Industrial Development Authority
      MBIA         Municipal Bond Insurance Association
      PCR          Pollution Control Revenue

   (A) PRE-REFUNDED BOND -- BONDS ARE REFERRED TO AS PRE-REFUNDED WHEN THE ISSUE HAS BEEN ADVANCE REFUNDED BY A SUBSEQUENT ISSUE. THE ORIGINAL ISSUE IS USUALLY ESCROWED WITH U.S. TREASURY SECURITIES IN AN AMOUNT SUFFICIENT TO PAY THE INTEREST, PRINCIPAL AND CALL PREMIUM, IF ANY, TO THE EARLIEST CALL DATE. ON THE CALL DATE THE BOND WILL "MATURE." THE PRE-REFUNDED DATE IS USED IN DETERMINING WEIGHTED AVERAGE PORTFOLIO MATURITY.
   (B) A ZERO-COUPON BOND IS A BOND WITH NO PERIODIC INTEREST PAYMENTS WHICH IS SOLD AT SUCH A DISCOUNT AS TO PRODUCE A CURRENT YIELD TO MATURITY.
   (C) THE RATE SHOWN IS THE RATE AS OF SEPTEMBER 30, 1995, AND THE MATURITY SHOWN IS THE LONGER OF THE NEXT INTEREST READJUSTMENT DATE OR THE DATE THE PRINCIPAL AMOUNT OWED CAN BE RECOVERED THROUGH DEMAND.
       A GUIDE TO ABBREVIATIONS APPEARS AT RIGHT.
       SEE NOTES TO FINANCIAL STATEMENTS.
                                                                               5

     STATEMENT OF OPERATIONS
     LEGG MASON TAX-FREE INCOME FUND
     PENNSYLVANIA TAX-FREE INCOME TRUST
     FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1995  (UNAUDITED)

(Amounts in Thousands)


INVESTMENT INCOME:
        Interest                                                                                                         $1,916
EXPENSES:
        Investment advisory fee                                                                      $180
        Distribution and service fees                                                                  82
        Custodian fee                                                                                  28
        Transfer agent and shareholder servicing expense                                               14
        Legal and audit fees                                                                            8
        Organization expense                                                                            6
        Reports to shareholders                                                                         5
        Registration fees                                                                               2
        Trustees' fees                                                                                  2
        Other expenses                                                                                  2
                                                                                                      329
          Less fees waived                                                                           (160)
          Total expenses, net of waivers                                                                                    169
      NET INVESTMENT INCOME                                                                                               1,747
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
        Realized gain on investments                                                                  312
        Increase in unrealized appreciation of investments                                            720
      NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                                                     1,032
      INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                   $2,779

     SEE NOTES TO FINANCIAL STATEMENTS.
6

     STATEMENT OF CHANGES IN NET ASSETS
     LEGG MASON TAX-FREE INCOME FUND
     PENNSYLVANIA TAX-FREE INCOME TRUST

                                                                                                   For the              For the
                                                                                               Six Months Ended        Year Ended
(Amounts in Thousands)                                                                        September 30, 1995     March 31, 1995
                                                                                                 (Unaudited)
CHANGE IN NET ASSETS:
      Net investment income                                                                        $  1,747             $  3,377
      Net realized gain (loss) on investments                                                           312                  (47)
      Change in unrealized appreciation of investments                                                  720                  869
      Increase in net assets resulting from operations                                                2,779                4,199
      Distributions to shareholders from net investment income                                       (1,747)              (3,377)
      Increase in net assets from Fund share transactions                                             1,077                  203
        Increase in net assets                                                                        2,109                1,025
NET ASSETS:
      Beginning of period                                                                            63,929               62,904
      End of period                                                                                $ 66,038             $ 63,929

     SEE NOTES TO FINANCIAL STATEMENTS.
                                                                               7

     FINANCIAL HIGHLIGHTS
     LEGG MASON TAX-FREE INCOME FUND
     PENNSYLVANIA TAX-FREE INCOME TRUST
         Contained below is per share operating performance data for a share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

                                                                 For the                                           August 1, 1991*
                                                             Six Months Ended     For the Years Ended March 31,          to
                                                            September 30, 1995     1995       1994       1993      March 31, 1992
                                                                 (Unaudited)
PER SHARE OPERATING PERFORMANCE:
      Net asset value, beginning of period                         $16.02          $15.80     $16.03     $14.99         $14.70

      Net investment income(A)                                       0.43            0.85       0.86       0.91           0.63
      Net realized and unrealized gain (loss) on
        investments                                                  0.26            0.22      (0.23)      1.04           0.29

      Total from investment operations                                .69            1.07       0.63       1.95           0.92

      Distributions to shareholders
        from net investment income                                  (0.43)          (0.85)     (0.86)     (0.91)         (0.63)

      Net asset value, end of period                               $16.28          $16.02     $15.80     $16.03         $14.99

      Total return(D)                                                4.38%(C)        7.03%      3.81%     13.31%          6.36%(C)
RATIOS/SUPPLEMENTAL DATA:
      Ratios to average net assets:
        Expenses(A)                                                  0.52%(B)        0.49%      0.40%      0.32%          0.12%(B)
        Net investment income(A)                                     5.33%(B)        5.42%      5.16%      5.74%          6.11%(B)
      Portfolio turnover rate                                       10.30%(B)        2.08%        --         --             --
      Net assets, end of period (in thousands)                   $ 66,038         $63,929    $62,904    $49,959        $28,873

      * COMMENCEMENT OF OPERATIONS.
   (A) NET OF FEES WAIVED AND REIMBURSEMENTS MADE BY THE ADVISER IN EXCESS OF VOLUNTARY EXPENSE LIMITATIONS AS FOLLOWS: ALL EXPENSES UNTIL NOVEMBER 30, 1991; 0.20% OF AVERAGE DAILY NET ASSETS UNTIL MARCH 31, 1992; 0.25% UNTIL JUNE 30, 1992; 0.30% UNTIL SEPTEMBER 30, 1992; 0.35% UNTIL JULY 31, 1993;
       AND 0.40% UNTIL DECEMBER 31, 1993; 0.45% UNTIL JUNE 30, 1994; 0.50% UNTIL
       JULY 31, 1995; AND 0.55% THROUGH JANUARY 31, 1996.
   (B) ANNUALIZED.
   (C) NOT ANNUALIZED.
   (D) EXCLUDING SALES CHARGE.
       SEE NOTES TO FINANCIAL STATEMENTS.
8

     NOTES TO FINANCIAL STATEMENTS
     LEGG MASON TAX-FREE INCOME FUND
     PENNSYLVANIA TAX-FREE INCOME TRUST
     (Amounts in Thousands)  (Unaudited)
1. SIGNIFICANT ACCOUNTING POLICIES:
          The Legg Mason Tax-Free Income Fund ("Trust"), consisting of the Pennsylvania Tax-Free Income Trust ("Fund"), the Maryland Tax-Free Income Trust ("Maryland Fund") and the Tax-Free Intermediate-Term Income Trust ("Intermediate-Term Fund"), is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. All series of the Trust are non-diversified. The financial statements of the Maryland Fund and the Intermediate-Term Fund are included in separate reports to shareholders.
      Security Valuation
          Portfolio securities are valued based upon market quotations. When market quotations are not readily available, securities are valued based on prices received from recognized broker-dealers in the same or similar securities. The amortized cost method of valuation, which approximates market, is used for debt obligations with 60 days or less remaining to maturity.
      Dividends to Shareholders
          Dividends are declared daily and paid monthly. Net capital gain distributions are declared and paid after the end of the tax year in which the gain is realized. Dividends payable are recorded on the dividend record date. At September 30, 1995, dividends payable of $142 were accrued. Net income for dividend purposes consists of interest accrued and accrued expenses. Bond premium is amortized for financial reporting and tax purposes. Bond discount, other than original issue, is not amortized. Security Transactions and Investment Income
          Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis. Interest income and expenses are recorded on the accrual basis. Repurchase Agreements
          All repurchase agreements are fully collateralized by obligations issued by the U.S. government or its agencies and such collateral is in the possession of the Fund's custodian. The value of such collateral includes accrued interest.
      Federal Income Taxes
          No provision for federal income or excise taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income to its shareholders. The Fund has unused capital loss carryforwards for federal income tax purposes of $47 which expire in 2003.
2. INVESTMENT TRANSACTIONS:
          Investment transactions for the six months ended September 30, 1995 (excluding short-term securities) were as follows:

      Purchases                            $3,135
      Proceeds from sales                   3,268

          At September 30, 1995, the cost of securities for federal income tax purposes was $62,090. Aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,489 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $302.
3. FUND SHARE TRANSACTIONS:
          At September 30, 1995, there were unlimited shares authorized at $.001 par value for the Trust and the Fund. Transactions in Fund shares were as follows:

                             For the                 For the
                         Six Months Ended          Year Ended
                        September 30, 1995       March 31, 1995
                        Shares     Amount      Shares      Amount
      Sold                245      $3,980        521      $  8,185
      Reinvestment of
        distributions      74       1,195        150         2,349
      Repurchased        (252)     (4,098)      (662)      (10,331)
      Net increase         67      $1,077          9      $    203

4. TRANSACTIONS WITH AFFILIATES:
          The Fund has an investment advisory and management agreement with Legg Mason Fund Adviser, Inc. ("Adviser"), a corporate affiliate of Legg Mason
                                                                               9

     (Amounts in Thousands)
      Wood Walker, Incorporated ("Legg Mason"), a member of the New York Stock Exchange and the distributor for the Fund. Under this agreement, the Adviser provides the Fund with investment advisory, management and administrative services for which the Fund pays a fee at an annual rate of 0.55% of average daily net assets of the Fund calculated daily and payable monthly. The agreement with the Adviser provides that expense reimbursements be made to the Fund for expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) which in any month are in excess of annual rates, based on average daily net assets, according to the following schedule: all expenses until November 30, 1991, 0.20% until March 31, 1992, 0.25% until June 30, 1992, 0.30% until September 30, 1992,
      0.35% until July 31, 1993, 0.40% until December 31, 1993, 0.45% until June 30, 1994, 0.50% until July 31, 1995, and 0.55% through January 31, 1996 or until the Fund's net assets reach $125 million, whichever occurs first. For the six months ended September 30, 1995, advisory fees of $160 were waived and $7 were payable to the advisor at September 30, 1995.
          Legg Mason, as distributor of the Fund, receives an annual distribution fee of 0.125% and an annual service fee of 0.125% of the Fund's average daily net assets, calculated daily and payable monthly. Distribution and service fees of $16 were payable to the distributor at September 30, 1995. Legg Mason also has an agreement with the Fund's transfer agent to assist with certain of its duties.
      For this assistance, Legg Mason was paid $5 by
      the transfer agent for the six months ended
      September 30, 1995.
10